Quarterly Holdings Report
for
Fidelity Advisor® Emerging Asia Fund
January 31, 2024
AEA-NPRT1-0324
1.813062.119
Common Stocks - 98.4%
	Shares	Value ($)
China - 25.8%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	97,800	1,552,573
AK Medical Holdings Ltd. (a)	2,180,401	1,274,898
Akeso, Inc. (a)(b)	227,702	1,156,205
Alibaba Group Holding Ltd.	483,672	4,338,044
Asymchem Laboratories Tianjin Co. Ltd.:
(A Shares)	69,421	830,428
(H Shares) (a)	97,100	753,060
Baidu, Inc. Class A (b)	42,998	556,704
Beijing Chunlizhengda Medical Instruments Co. Ltd.	296,100	790,905
Beijing Sinohytec Co. Ltd. (A Shares)	214,668	1,029,435
BYD Co. Ltd. (H Shares)	109,112	2,443,037
Empyrean Technology Co. Ltd. (A Shares)	85,600	927,554
Estun Automation Co. Ltd. (A Shares)	1,200,900	2,188,812
Glodon Co. Ltd. (A Shares)	451,381	769,618
GRG Metrology & Test Co. Ltd. (A Shares)	425,469	672,667
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	196,956	1,436,115
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	170,208	964,020
Hundsun Technologies, Inc. (A Shares)	408,770	1,198,402
Innovent Biologics, Inc. (a)(b)	444,172	1,789,530
Joinn Laboratories China Co. Ltd. (A Shares)	322,836	745,345
Kangji Medical Holdings Ltd. (c)	643,038	478,536
Kanzhun Ltd. ADR	82,573	1,148,590
KE Holdings, Inc. ADR	113,962	1,614,842
Kindstar Globalgene Technology, Inc. (a)(b)	2,861,192	544,574
Li Auto, Inc. ADR (b)	92,500	2,560,400
Li Ning Co. Ltd.	731,789	1,563,337
Maxscend Microelectronics Co. Ltd. (A Shares)	64,600	830,355
Meituan Class B (a)(b)	219,401	1,764,692
Microport Cardioflow Medtech Corp. (a)(b)(c)	4,850,278	962,582
MicroPort NeuroTech Ltd. (b)(c)	213,838	242,388
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(b)	525,611	274,110
NAURA Technology Group Co. Ltd.	31,600	1,001,228
NXP Semiconductors NV	16,112	3,392,704
PDD Holdings, Inc. ADR (b)	155,055	19,671,828
RLX Technology, Inc. ADR (c)	312,358	568,492
SG Micro Corp. (A Shares)	38,400	332,968
Shandong Weigao Orthopaedic Device Co. Ltd. (A Shares)	358,700	1,499,460
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. (A Shares) (b)	190,930	1,295,597
Shanghai MicroPort Endovascula MedTech Group Co. Ltd. (A Shares)	40,100	893,238
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	149,739	5,615,058
Silergy Corp.	97,000	1,194,002
Smoore International Holdings Ltd. (a)(c)	903,863	546,570
SonoScape Medical Corp.	197,000	985,542
Tencent Holdings Ltd.	39,344	1,365,682
Tofflon Science & Technology Group Co. Ltd. (A Shares)	486,286	928,515
Trip.com Group Ltd. (b)	50,654	1,843,777
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)(d)	1,074,577	772,469
Weihai Guangwei Composites Co. Ltd. (A Shares)	382,844	1,254,668
WuXi AppTec Co. Ltd. (H Shares) (a)(c)	546,111	3,778,538
Wuxi Biologics (Cayman), Inc. (a)(b)	533,102	1,402,877
WuXi XDC Cayman, Inc.	1,164,980	2,941,645
Zai Lab Ltd. ADR (b)	46,199	996,512
ZKH Group Ltd. (A Shares)	6,186,784	2,714,080
Zylox-Tonbridge Medical Technology Co. Ltd. (a)(b)	510,456	662,079
TOTAL CHINA		93,059,287
Hong Kong - 1.7%
AIA Group Ltd.	709,657	5,565,428
Huanxi Media Group Ltd. (b)(c)	9,140,292	726,445
TOTAL HONG KONG		6,291,873
India - 30.1%
Amber Enterprises India Ltd. (b)	29,957	1,597,377
Aster DM Healthcare Ltd. (a)(b)	250,123	1,328,417
Bajaj Finance Ltd.	36,303	3,003,558
Bharat Electronics Ltd.	789,135	1,766,716
Computer Age Management Services Private Ltd.	147,802	5,160,712
Delhivery Private Ltd. (b)	603,646	3,272,041
Devyani International Ltd. (b)	601,819	1,316,990
Eicher Motors Ltd.	47,145	2,181,456
HDFC Asset Management Co. Ltd. (a)	129,720	5,593,169
HDFC Bank Ltd.	453,439	7,970,677
HDFC Standard Life Insurance Co. Ltd. (a)	452,988	3,144,090
Hero Motocorp Ltd.	65,100	3,622,632
Hindustan Aeronautics Ltd.	124,108	4,489,200
Kotak Mahindra Bank Ltd.	73,516	1,615,098
Larsen & Toubro Ltd.	52,985	2,217,274
MakeMyTrip Ltd. (b)(c)	281,828	15,610,453
One97 Communications Ltd. (b)	287,173	2,624,562
Page Industries Ltd.	2,245	1,008,027
Reliance Industries Ltd.	334,289	11,480,053
Sapphire Foods India Ltd. (b)	114,459	1,996,546
SRF Ltd.	47,404	1,325,331
Tata Motors Ltd.	415,411	4,419,246
Ultratech Cement Ltd.	20,600	2,517,716
Vijaya Diagnostic Centre Pvt Ltd.	83,095	661,450
Zomato Ltd. (b)	11,043,216	18,546,125
TOTAL INDIA		108,468,916
Indonesia - 1.8%
PT Bank Central Asia Tbk	6,179,341	3,738,665
PT Bank Rakyat Indonesia (Persero) Tbk	7,689,285	2,769,954
TOTAL INDONESIA		6,508,619
Japan - 1.6%
Money Forward, Inc. (b)	90,916	3,548,636
Renesas Electronics Corp. (b)	143,400	2,352,848
TOTAL JAPAN		5,901,484
Korea (South) - 13.1%
Delivery Hero AG (a)(b)	123,603	2,804,466
Gabia, Inc.	64,100	825,821
Kakao Corp.	44,566	1,742,808
Kakao Pay Corp. (b)	68,912	2,432,083
Kia Corp.	30,970	2,378,866
LG Energy Solution (b)	1,335	378,932
NAVER Corp.	36,933	5,507,591
Samsung Electronics Co. Ltd.	365,588	19,865,120
SK Hynix, Inc.	112,560	11,271,962
TOTAL KOREA (SOUTH)		47,207,649
Netherlands - 1.4%
Adyen BV (a)(b)	2,105	2,640,065
ASML Holding NV (Netherlands)	2,785	2,416,233
TOTAL NETHERLANDS		5,056,298
Russia - 0.3%
Yandex NV Series A (b)(d)	79,813	1,021,606
Singapore - 4.6%
Oversea-Chinese Banking Corp. Ltd.	198,283	1,896,652
Sea Ltd. ADR (b)	349,778	13,340,533
United Overseas Bank Ltd.	70,642	1,489,030
TOTAL SINGAPORE		16,726,215
Switzerland - 0.5%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/10/25 (a)	87,100	678,665
Zwsoft Co. Ltd. (Guangzhou) ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 9/25/25 (a)(b)	97,608	977,491
TOTAL SWITZERLAND		1,656,156
Taiwan - 11.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,775,393	35,548,088
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,188	2,167,476
Unimicron Technology Corp.	512,000	2,873,061
TOTAL TAIWAN		40,588,625
United Kingdom - 1.1%
Endava PLC ADR (b)(c)	54,717	3,872,322
United States of America - 4.8%
EPAM Systems, Inc. (b)	12,274	3,413,522
Frontage Holdings Corp. (a)(b)(c)	6,248,460	1,285,059
Micron Technology, Inc.	40,832	3,501,344
NVIDIA Corp.	7,580	4,663,747
ON Semiconductor Corp. (b)	35,209	2,504,416
Space Exploration Technologies Corp. Class A (b)(d)(e)	6,000	582,000
Teradyne, Inc.	15,658	1,512,406
TOTAL UNITED STATES OF AMERICA		17,462,494
Vietnam - 0.4%
Vietnam Dairy Products Corp.	491,921	1,346,598
TOTAL COMMON STOCKS (Cost $304,071,718)		355,168,142

Preferred Stocks - 1.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.8%
China - 0.8%
ByteDance Ltd. Series E1 (b)(d)(e)	11,980	2,649,137
dMed Biopharmaceutical Co. Ltd. Series C (b)(d)(e)	65,318	387,336
		3,036,473
Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	72,718	3,181,874
TOTAL PREFERRED STOCKS (Cost $4,644,862)		6,218,347

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	3,827,300	3,828,065
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	10,295,907	10,296,936
TOTAL MONEY MARKET FUNDS (Cost $14,125,001)		14,125,001

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $322,841,581)	375,511,490
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(14,546,974)
NET ASSETS - 100.0%	360,964,516

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,133,606 or 9.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,618,473 or 1.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,312,699

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	927,721

Space Exploration Technologies Corp. Class A	2/16/21	251,994

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	43,868,815	40,040,750	37,023	-	-	3,828,065	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,074,240	27,835,565	24,612,869	18,070	-	-	10,296,936	0.0%
Total	7,074,240	71,704,380	64,653,619	55,093	-	-	14,125,001

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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